iShares®

iShares Trust

Supplement dated March 31, 2009

to the Statement of Additional Information (“SAI”),

dated January 16, 2009

for the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The paragraph entitled “Component Selection Criteria” on page 11 of the SAI is hereby deleted and replaced by the following:

Component Selection Criteria. In order to be eligible for inclusion in the Underlying Index, a security must (i) be issued by the government of an eligible country as noted above, (ii) be issued in the currency of the country of domicile, (iii) have a maturity of greater than one year and less than or equal to three years, (iv) be included and priced in the Citigroup Global Fixed Income index database and (v) have a current minimum face amount outstanding based on the following minimums by country: Japan (¥500 bn), Germany (€2.5 bn), UK (£2 bn), France (€2.5 bn), Italy (€2.5 bn), Spain (€2.5 bn), Canada (C$ 2.5 bn), Australia (A$ 750 mn), the Netherlands (€2.5 bn), Belgium (€2.5 bn), Greece (€2.5 bn), Sweden (SEK 25 bn), Austria (€2.5 bn), Switzerland (SFr 4 bn), Portugal (€2.5 bn), Denmark (DKr 20 bn), Finland (€2.5 bn), Singapore (S$ 1.5 bn), New Zealand (NZ$ 750 mn), Norway (NOK 20 bn) and Ireland (€2.5 bn).

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-33-Sup1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 31, 2009

to the Statement of Additional Information (“SAI”),

dated January 16, 2009

for the iShares S&P/Citigroup International Treasury Bond Fund

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The paragraph entitled “Component Selection Criteria” on page 11 of the SAI is hereby deleted and replaced by the following:

Component Selection Criteria. In order to be eligible for inclusion in the Underlying Index, a security must (i) be issued by the government of an eligible country as noted above, (ii) be issued in the currency of the country of domicile, (iii) have a maturity of greater than one year, (iv) be included and priced in the Citigroup Fixed Income index database and (v) have a current minimum face amount outstanding based on the following minimums by country: Japan (¥500 bn), Germany (€2.5 bn), UK (£2 bn), France (€2.5 bn), Italy (€2.5 bn), Spain (€2.5 bn), Canada (C$ 2.5 bn), Australia (A$ 750 mn), the Netherlands (€2.5 bn), Belgium (€2.5 bn), Greece (€2.5 bn), Sweden (SEK 25 bn), Austria (€2.5 bn), Switzerland (SFr 4 bn), Portugal (€2.5 bn), Denmark (DKr 20 bn), Finland (€2.5 bn), Singapore (S$ 1.5 bn), New Zealand (NZ$ 750 mn), Norway (NOK 20 bn) and Ireland (€ 2.5 bn).

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-32-Sup1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE